April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.3%
Corporate — 1.6%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/55	$1,500	$ 1,591,117
Series D, 5.00%, 03/01/55	1,275	1,340,630
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,920	1,955,033
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	1,345	1,397,344
		6,284,124
Utilities(a) — 2.7%
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56	6,715	6,878,943
Series B, 5.25%, 03/01/55	4,125	4,310,098
		11,189,041
Total Municipal Bonds in Alabama		17,473,165
California(a) — 0.9%
Corporate — 0.4%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	1,695	1,743,237
Transportation — 0.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	2,040	1,962,059
Total Municipal Bonds in California		3,705,296
Georgia — 0.1%
Corporate — 0.1%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	405	407,333
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	725,935
Kentucky — 1.6%
Corporate — 1.6%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	6,420	6,717,219
New York — 142.6%
Corporate — 4.2%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,155,304
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	3,955	4,415,626
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	860	853,983
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,590	1,576,260
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,500	2,531,106
AMT, 5.63%, 04/01/40	2,570	2,662,972
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,620	2,656,604
AMT, 5.00%, 10/01/40	1,290	1,296,431
		17,148,286
Security	Par (000)	Value
County/City/Special District/School District — 24.8%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	$810	$ 872,273
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,585	1,695,958
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,920	2,038,891
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,835	1,903,009
Series A, Sustainability Bonds, 5.00%, 11/01/53	755	775,640
City of New York, GO
Series A, 5.00%, 08/01/51	1,625	1,661,883
Series A-1, 4.00%, 09/01/46	2,285	2,078,571
Series A-1, 5.00%, 08/01/47	2,960	3,041,149
Series E, 5.00%, 08/01/54	1,420	1,460,783
Series E1, 5.25%, 04/01/44	10,000	10,654,662
Series F-1, 4.00%, 03/01/47	2,730	2,483,844
Series G-1, 5.25%, 02/01/50	1,015	1,069,373
Sub-Series D-1, 5.50%, 05/01/46	1,360	1,454,954
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	3,360	3,098,460
Series A, 4.25%, 04/01/52	5,000	4,709,489
County of Nassau New York, Refunding GOL
Series A, (AGM), 4.00%, 04/01/49	4,235	3,863,377
Series B, (AGM), 5.00%, 04/01/40	2,155	2,240,719
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/39	5,000	2,576,841
(AGC), 0.00%, 03/01/43	4,330	1,709,752
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	4,395	3,947,252
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	4,105	4,245,968
Series B-1, 5.00%, 08/01/45	4,425	4,464,649
Sub-Series E-1, 5.00%, 02/01/43	2,010	2,027,948
Series F-1, Subordinate, 5.00%, 02/01/44	430	447,255
New York City Transitional Finance Authority, RB
Series B, 4.38%, 05/01/53	2,845	2,680,273
Series C, 5.50%, 05/01/53	2,145	2,265,294
Series H-1, 5.50%, 11/01/51	1,375	1,489,364
Series B, Subordinate, 5.25%, 05/01/50	4,120	4,306,406
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,069,579
Series B, Sub Lien, 0.00%, 11/15/47	6,740	1,953,919
Series B, Sub Lien, 0.00%, 11/15/48	3,550	917,956
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,315,398
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	6,110	6,072,035
Series 1, 3.00%, 02/15/42	1,110	870,127
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,805	3,300,160
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,372,048
Series A, 5.25%, 05/15/52	4,075	4,247,147
Series A, 4.25%, 05/15/58	3,995	3,658,035
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,248,872
		101,289,313
Education — 15.7%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	880	408,320
4.00%, 07/01/51	915	424,560
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	1,530	1,337,078

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Sustainability Bonds, 5.75%, 06/01/52	$1,000	$ 1,001,092
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	815	805,844
Series A, 5.00%, 06/01/43	525	524,989
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	685	696,981
5.00%, 07/01/52	1,635	1,660,000
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	2,035	1,806,026
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,670	2,754,770
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	500	483,044
Series A, 4.00%, 07/01/50	14,730	13,231,065
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	4,580	5,182,907
Series A, 5.00%, 07/01/46	490	485,836
Sustainability Bonds, 5.00%, 07/01/50	1,625	1,649,346
Series A, Sustainability Bonds, 5.00%, 07/01/48	580	596,633
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,380	1,375,864
Series A, 5.00%, 07/01/46	3,255	3,255,082
Series A, 5.00%, 07/01/48	6,900	6,899,816
Series A, 4.00%, 07/01/49	435	362,245
Series A, 5.50%, 07/01/54	4,065	4,350,634
Onondaga Civic Development Corp., RB, 12/01/56(f)	1,395	1,494,486
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,835	1,932,564
5.00%, 12/01/39	3,215	3,369,303
4.00%, 12/01/47	1,650	1,486,869
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	6,200	6,231,968
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	550	562,575
		64,369,897
Health — 8.4%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,950	2,961,048
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,425,328
Class A, 5.50%, 07/01/47	920	850,795
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,816,359
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	710,667
Series A, 5.00%, 12/01/32	830	830,415
Series A, 5.00%, 12/01/37	350	350,001
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,450	1,350,784
4.00%, 12/01/39	525	482,409
4.00%, 12/01/46	2,870	2,434,917
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	1,055	1,104,300
Series 1-A, 4.00%, 07/01/51	4,150	3,725,709
Series A, 4.00%, 07/01/50	1,100	951,451
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	460	378,516
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
4.25%, 05/01/52	$4,355	$ 4,007,992
5.00%, 05/01/52	5,910	6,019,579
Series 1, 4.00%, 07/01/47	3,250	3,001,774
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	625	625,495
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	610	607,496
5.00%, 07/01/56	680	638,764
		34,273,799
Housing — 11.1%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	3,440	3,337,050
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	400,287
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	3,250	3,141,100
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	790	759,172
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	1,280	1,251,177
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	305	310,071
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,185	1,136,426
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,345	1,258,334
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 11/01/44	505	473,414
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	810	754,725
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,420	1,318,128
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	1,015	980,994
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	2,305	2,233,179
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	4,310	4,273,707
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	6,015	5,880,874
Series F-1A, Sustainability Bonds, 5.00%, 11/01/59	1,550	1,543,791
Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	275	270,740
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	3,575	3,352,650
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	950	950,121
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,525	1,530,001
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	625	613,302
Series C-1, Sustainability Bonds, (SONYMA), 4.75%, 11/01/53	455	448,170
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,960	3,883,250
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing (continued)
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	$1,220	$ 1,211,795
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	4,500	4,211,984
		45,524,442
State — 12.5%
Empire State Development Corp., RB
Series A, 4.00%, 03/15/45	6,400	5,930,244
Series A, 5.00%, 03/15/46	4,070	4,237,421
Empire State Development Corp., Refunding RB, 4.00%, 03/15/46	5,500	5,023,846
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/40	4,580	4,629,629
Series A, 5.00%, 03/15/44	5,275	5,359,437
Series A, 5.00%, 03/15/45	3,300	3,347,801
Series A, 5.00%, 03/15/52	4,625	4,769,627
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,460	1,507,279
Series B, 5.00%, 03/15/54	5,045	5,190,750
Series D, 5.00%, 02/15/48	4,835	4,939,042
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 06/15/54	2,030	2,067,867
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,770	1,833,227
Series A, 5.00%, 03/15/48	2,045	2,104,935
		50,941,105
Tobacco — 2.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,129,353
5.00%, 06/01/48	820	778,147
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	294,678
Series A-2B, 5.00%, 06/01/51	1,110	980,990
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,138,552
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,295	2,005,106
		8,326,826
Transportation — 44.0%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,250	1,255,040
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	1,525	1,545,475
Series A, (AGM), 4.00%, 02/15/47	2,760	2,519,125
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	4,070	4,103,433
Series B-2, Sustainability Bonds, 5.00%, 11/15/47	8,410	8,739,259
Series B-2, Sustainability Bonds, 5.00%, 11/15/48	915	948,290
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/45	1,125	989,489
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,950	1,689,211
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	3,320	2,817,106
Metropolitan Transportation Authority, Refunding RB
Series B, 5.25%, 11/15/55	2,350	2,351,247
Series A, Sustainability Bonds, 5.50%, 11/15/47	3,960	4,177,873
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	$2,155	$ 1,841,623
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	4,580	4,560,169
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,437,886
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	650	651,452
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/41	3,050	3,061,198
New York State Thruway Authority, Refunding RB
Series P, 5.00%, 01/01/49	1,015	1,050,495
Series B, Subordinate, 4.00%, 01/01/50	3,240	2,860,406
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	6,115	6,357,563
AMT, 5.00%, 12/01/35	1,595	1,657,795
AMT, 5.00%, 12/01/39	950	965,240
AMT, 5.00%, 12/01/41	550	551,520
Series A, AMT, 5.00%, 07/01/41	2,035	2,015,459
Series A, AMT, 5.00%, 07/01/46	8,210	8,101,913
Series A, AMT, 5.25%, 01/01/50	6,685	6,600,549
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,815	1,527,193
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,015	1,065,443
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	5,680	5,635,466
AMT, Sustainability Bonds, 5.50%, 06/30/54	2,030	2,060,235
AMT, Sustainability Bonds, 6.00%, 06/30/54	5,035	5,271,091
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	8,955	9,019,387
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,990	2,006,378
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/37	2,350	2,387,379
Series B, AMT, (AGC), 5.00%, 12/31/54(g)	1,980	1,206,951
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,090	4,129,788
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,325	1,132,365
Port Authority of New York & New Jersey, Refunding ARB
Series 205, 5.00%, 11/15/47	4,000	4,034,016
Series 240, 5.00%, 07/15/53	2,035	2,075,003
Series 244, 5.00%, 07/15/54	835	855,264
AMT, 5.00%, 10/15/34	2,040	2,052,167
Series 177, AMT, 4.00%, 01/15/43	735	632,275
Series 206, AMT, 5.00%, 11/15/47	4,065	3,977,618
Series 223, AMT, 5.00%, 07/15/56	1,010	989,967
Series 231, AMT, 5.50%, 08/01/52	1,685	1,730,031
Series 234, AMT, 5.50%, 08/01/52	5,440	5,550,945
Port Authority of New York & New Jersey, Refunding RB
Series 242, AMT, 5.00%, 12/01/39	790	807,611
Series 242, AMT, 5.00%, 12/01/48	2,030	2,028,479
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	4,746,169
Series A, 5.25%, 12/01/54	5,060	5,269,933
Series A, 5.50%, 11/15/57	815	858,188
Series A-1, 4.00%, 11/15/54	3,960	3,409,535
Sub-Series B-1, 5.00%, 11/15/48	1,770	1,831,970
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	1,800	1,837,606
Series C, 5.00%, 05/15/47	4,805	4,949,735
Series C, 4.13%, 05/15/52	4,900	4,415,416
Series C, 5.25%, 05/15/52	5,350	5,557,706

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	$1,770	$ 1,857,058
Series C, Sustainability Bonds, 5.25%, 11/15/42	715	774,729
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,700	7,311,818
		179,843,731
Utilities — 19.9%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	5,700	5,767,834
5.00%, 09/01/47	550	552,759
Series E, Sustainability Bonds, 5.00%, 09/01/48	565	579,646
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,865	2,930,827
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	935,714
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	11,325	12,031,629
Series DD, 5.00%, 06/15/47	2,750	2,744,429
Series GG, 5.00%, 06/15/48	1,160	1,189,685
Sub-Series CC-1, 5.25%, 06/15/54	5,510	5,781,329
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	6,970	7,383,269
Series EE, 5.00%, 06/15/45	2,750	2,856,937
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	2,565	2,633,568
Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	6,430	6,577,665
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	7,125	6,381,641
Series A, Sustainability Bonds, 4.00%, 11/15/55	6,515	5,772,049
Series A, Sustainability Bonds, 4.00%, 11/15/60	560	487,538
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	3,960	4,121,118
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	3,180	3,289,301
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	1,125	959,062
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	7,040	7,327,854
Series 2, Sustainability Bonds, 5.00%, 06/15/53	810	839,989
		81,143,843
Total Municipal Bonds in New York		582,861,242
Puerto Rico — 3.4%
State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	711	655,239
Series A-1, Restructured, 5.00%, 07/01/58	1,009	958,849
Series A-2, Restructured, 4.78%, 07/01/58	123	112,392
Series A-2, Restructured, 4.33%, 07/01/40	328	307,586
Series B-1, Restructured, 4.75%, 07/01/53	551	501,137
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,152,594
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$722	$ 661,941
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	7,809	2,503,431
Total Municipal Bonds in Puerto Rico		13,853,169
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	4,031,410
Total Municipal Bonds — 154.1% (Cost: $634,440,269)		629,774,769
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 6.3%
County/City/Special District/School District — 1.4%
City of New York, GO, Series B, 5.25%, 10/01/47	5,395	5,670,490
State — 2.5%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,160,069
Transportation — 2.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,573,843
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,000	4,505,527
		10,079,370
Total Municipal Bonds in New York		25,909,929
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.3% (Cost: $25,848,366)		25,909,929
Total Long-Term Investments — 160.4% (Cost: $660,288,635)		655,684,698

	Shares
Short-Term Securities
	Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(i)(j)	6,864,497	6,865,184
	Total Short-Term Securities — 1.7% (Cost: $6,865,184)	6,865,184
	Total Investments — 162.1% (Cost: $667,153,819)	662,549,882
	Other Assets Less Liabilities — 1.6%	6,787,053
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.2)%	(13,034,079)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.5)%	(247,517,701)
	Net Assets Applicable to Common Shares — 100.0%	$ 408,785,155
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,588,938	$ —	$ (723,754)(a)	$ —	$ —	$ 6,865,184	6,864,497	$ 135,350	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	144	06/18/25	$ 16,187	$ (339,029)
U.S. Long Bond	141	06/18/25	16,457	(114,808)
5-Year U.S. Treasury Note	87	06/30/25	9,513	(177,357)
				$ (631,194)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 629,774,769	$ —	$ 629,774,769
Municipal Bonds Transferred to Tender Option Bond Trusts	—	25,909,929	—	25,909,929
Short-Term Securities
Money Market Funds	6,865,184	—	—	6,865,184
	$6,865,184	$655,684,698	$—	$662,549,882
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (631,194)	$ —	$ —	$ (631,194)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(12,949,999)	$—	$(12,949,999)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)
	$—	$(260,649,999)	$—	$(260,649,999)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments